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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one): [ ] is a restatement.
                                 [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     New Frontier Capital, L.P.
Address:  919 Third Avenue, 6th Floor
          New York, NY 10022

Form 13F File Number: 28-05537

The Institutional Investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          William L. Musser, Jr.
Title:         General Partner
Phone:         212-207-4707

Signature, Place and Date of Signing:

/s/ William L. Musser, Jr.              New York, NY   May 2, 2000
[signature]                             [city, state]    [date]

Report Type (check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
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[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total: $463,739
                                        (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                           FORM 13F INFORMATION TABLE


           Column 1        Column 2     Column 3   Column 4         Column  5         Column 6    Column 7          Column 8
            Name of        Title of                  Value    Shrs or   SH/   Put/   Investment    Other         Voting Authority
             Issuer         class        CUSIP     (x$1000)   prn amt   PRN   Call   Discretion   managers    Sole    Shared   None
Loral Space & Communica-
   tions                    Com        G56462107       101     10000    SH              SOLE                  10000
AT&T Corp                   Com Lib    001957208      6874    115900    SH              SOLE                 115900
                            Grp A
Altera Corp                 Com        021441100      7911     88635    SH              SOLE                  88635
Applied Matls Inc           Com        038222105      9244     98080    SH              SOLE                  98080
BMC Software Inc            Com        055921100      2819     57100    SH              SOLE                  57100
Charter Communications
   Inc Del                  Cl A       16117M107       214     15000    SH              SOLE                  15000
Citrix Sys Inc              Com        177376100     31746    414800    SH              SOLE                 414800
Citrix Sys Inc              Com        177376950      3250     50000    SH    PUT       SOLE                  50000
Citrix Sys Inc              Com        177376950     14000    200000    SH    PUT       SOLE                 200000
Citrix Sys Inc              Com        177376950      8100    135000    SH    PUT       SOLE                 135000
Citrix Sys Inc              Com        177376950      3200     40000    SH    PUT       SOLE                  40000
Dairy Mart Convenience
   Stores                   Com        233860303       907    315550    SH              SOLE                 315550
Digital Insight Corp        Com        25385P106      2139     41745    SH              SOLE                  41745
Digital Lava Inc            Com        253928105      3955    307200    SH              SOLE                 307200
E M C Corp Mass             Com        268648102     11663     92565    SH              SOLE                  92565
E M C Corp Mass             Com        268648952      7350     70000    SH    PUT       SOLE                  70000
GST Telecommunications
   Inc                      Com        361942105    153000     25000    SH              SOLE                  25000
High Speed Access Corp      Com        42979U102       261     20000    SH              SOLE                  20000
KLA-Tencor Corp             Com        482480100     10574    125510    SH              SOLE                 125510
Legato Sys Inc              Com        524651106      3085     69130    SH              SOLE                  69130
MRV Communications Inc      Com        553477100     53172    580325    SH              SOLE                 580325
Micron Technology Inc       Com        595112103     27370    217225    SH              SOLE                 217225
Network Assocs Inc          Com        640938106     16503    511725    SH              SOLE                 511725
Nextel Communications
   Inc                      Cl A       65332V103     16786    113230    SH              SOLE                 113230
Nextel Communications
   Inc                      Cl A       65332V953      5700     57000    SH    PUT       SOLE                  57000
Novell Inc                  Com        670006105      5566    194435    SH              SOLE                 194435
Presstek Inc                Com        741113104      7778    327500    SH              SOLE                 327500
Priceline Com Inc           Com        741503106      3676     45945    SH              SOLE                  45945
Progress Software Corp      Com        743312100      8498    362600    SH              SOLE                 362600
Tumbleweed Communica-
   tions Corp               Com        899690101     14309    122623    SH              SOLE                 122623
Winstar Communications
   Inc                      Com        975515107     18783    313050    SH              SOLE                 313050
Winstar Communications
   Inc                      Com        975515957      5205    120000    SH    PUT       SOLE                 120000